Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	December 31,	December 31,
	2021	2022
Cash in hand	$294	$256
Cash in banks	90,167,673	26,456,482
Money market fund	—	30,445,339
	$90,167,967	$56,902,077